Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jul. 20, 2020	Jul. 03, 2021	Jun. 29, 2024	Jul. 01, 2023	Jul. 02, 2022	Jul. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table sets forth the relationship between executive compensation actually paid and the financial performance of the Company in accordance with SEC rules. It includes compensation for our Chief Executive Officer, or PEO
(Ms. Crevoiserat), our former Chief Executive Officer, or PEO (Jide Zeitlin) for fiscal year 2021, and average compensation for our NEOs other than our PEOs, or the non-PEO NEOs.

Fiscal Year	Summary Compensation Table Total for Ms. Crevoiserat ($)(1)	Summary Compensation Table Total for Mr. Zeitlin ($)(1)	Compensation Actually Paid to Ms. Crevoiserat(1)(2)	Compensation Actually Paid to Mr. Zeitlin(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions)	Net Sales (millions)
							Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
2024	$15,430,213	NA	$16,312,370	NA	$4,565,986	$4,968,207	$375	$101	$816	$6,671
2023	$14,489,503	NA	$21,941,536	NA	$3,867,451	$5,632,476	$361	$115	$936	$6,661
2022	$13,739,426	NA	$8,274,188	NA	$4,287,976	$2,782,806	$252	$123	$856	$6,685
2021	$12,548,591	$90,078	$32,598,067	$4,088,619	$3,713,352	$9,037,986	$340	$200	$834	$5,746

(1) The following individuals are our Named Executive Officers for each fiscal year:

Fiscal Year	PEO(s)	Non-PEO NEOs
2024	Joanne Crevoiserat	Scott Roe, Todd Kahn, Liz Fraser, and David Howard
2023	Joanne Crevoiserat	Scott Roe, Todd Kahn, Liz Fraser, and David Howard
2022	Joanne Crevoiserat	Scott Roe, Todd Kahn, Tom Glaser, and Liz Fraser
2021	Joanne Crevoiserat, Jide Zeitlin	Scott Roe, Todd Kahn, Tom Glaser, Liz Fraser, and Andrea Resnick
(2) Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows for FY 2024. For all prior year adjustments, refer to the 2023 Proxy Statement.

	FY 2024
	PEO – Ms. Crevoiserat	Avg. non-PEO NEO
Summary Compensation table total for applicable year.	15,430,213	4,565,986
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for the applicable year.	(10,323,117)	(2,462,632)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end. RSU values include RSUs attributable to reinvested dividend equivalents.	15,312,306	3,642,222
Increase based on ASC 718 Fair Value of Awards granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date.	—	—

	FY 2024
	PEO – Ms. Crevoiserat	Avg. non-PEO NEO
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	(1,003,786)	(151,847)
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date.	(3,103,246)	(625,522)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year.	—	—
Compensation Actually Paid	16,312,370	4,968,207
(3) TSR is cumulative for the measurement periods beginning on June 27, 2020 and ending on July 3, 2021, July 2, 2022, July 1, 2023, and June 29, 2024, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group TSR column represents the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index, which is the industry specific index included in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended June 29, 2024.

Company Selected Measure Name			Net Sales
Named Executive Officers, Footnote
(1) The following individuals are our Named Executive Officers for each fiscal year:

Fiscal Year	PEO(s)	Non-PEO NEOs
2024	Joanne Crevoiserat	Scott Roe, Todd Kahn, Liz Fraser, and David Howard
2023	Joanne Crevoiserat	Scott Roe, Todd Kahn, Liz Fraser, and David Howard
2022	Joanne Crevoiserat	Scott Roe, Todd Kahn, Tom Glaser, and Liz Fraser
2021	Joanne Crevoiserat, Jide Zeitlin	Scott Roe, Todd Kahn, Tom Glaser, Liz Fraser, and Andrea Resnick

Peer Group Issuers, Footnote
(3) TSR is cumulative for the measurement periods beginning on June 27, 2020 and ending on July 3, 2021, July 2, 2022, July 1, 2023, and June 29, 2024, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group TSR column represents the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index, which is the industry specific index included in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended June 29, 2024.

Adjustment To PEO Compensation, Footnote
(2) Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows for FY 2024. For all prior year adjustments, refer to the 2023 Proxy Statement.

	FY 2024
	PEO – Ms. Crevoiserat	Avg. non-PEO NEO
Summary Compensation table total for applicable year.	15,430,213	4,565,986
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for the applicable year.	(10,323,117)	(2,462,632)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end. RSU values include RSUs attributable to reinvested dividend equivalents.	15,312,306	3,642,222
Increase based on ASC 718 Fair Value of Awards granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date.	—	—

	FY 2024
	PEO – Ms. Crevoiserat	Avg. non-PEO NEO
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	(1,003,786)	(151,847)
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date.	(3,103,246)	(625,522)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year.	—	—
Compensation Actually Paid	16,312,370	4,968,207

Non-PEO NEO Average Total Compensation Amount			$ 4,565,986	$ 3,867,451	$ 4,287,976	$ 3,713,352
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,968,207	5,632,476	2,782,806	9,037,986
Adjustment to Non-PEO NEO Compensation Footnote
(2) Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows for FY 2024. For all prior year adjustments, refer to the 2023 Proxy Statement.

	FY 2024
	PEO – Ms. Crevoiserat	Avg. non-PEO NEO
Summary Compensation table total for applicable year.	15,430,213	4,565,986
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for the applicable year.	(10,323,117)	(2,462,632)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end. RSU values include RSUs attributable to reinvested dividend equivalents.	15,312,306	3,642,222
Increase based on ASC 718 Fair Value of Awards granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date.	—	—

	FY 2024
	PEO – Ms. Crevoiserat	Avg. non-PEO NEO
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	(1,003,786)	(151,847)
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date.	(3,103,246)	(625,522)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year.	—	—
Compensation Actually Paid	16,312,370	4,968,207

Compensation Actually Paid vs. Total Shareholder Return
Pay versus Performance Relationship
See the Compensation Discussion & Analysis for a description of how the HR Committee assesses the relationship between executive compensation and performance.
The chart below provides a comparison between (i) the TSR of Tapestry and of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index assuming a fixed $100 initial investment on June 27, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the fiscal years 2021, 2022, 2023, and 2024.
Because our TSR significantly outperformed the TSR of our industry index, and because LTI are the most significant element of pay for our PEO and our other NEOs, compensation actually paid is substantially higher than amounts reported in the Summary Compensation Table on a cumulative basis for fiscal years 2021, 2022, 2023, and 2024. While we are extremely pleased with our strong absolute and relative TSR performance over the last four years, we realize that there is no guarantee that our executives will actually realize the amounts reported below as compensation actually paid.

	FY 2020	FY 2021	FY 2022	FY 2023	FY 2024
Tapestry TSR	$100	$339.92	$252.06	$361.01	$374.51
S&P Composite 1500 Apparel, Accessories & Luxury Goods Index	$100	$200.09	$122.52	$115.41	101.22
PEO Compensation Actually Paid - Zeitlin		$4,088,619	NA	NA	NA
PEO Compensation Actually Paid - Crevoiserat		$32,598,067	$8,274,188	$21,941,536	$16,312,370
Avg non-PEO NEO Compensation Actually Paid		$9,037,986	$2,782,806	$5,632,476	$4,968,207

Compensation Actually Paid vs. Net Income
Pay versus Performance Relationship
See the Compensation Discussion & Analysis for a description of how the HR Committee assesses the relationship between executive compensation and performance.
The chart below provides a comparison between (i) Tapestry’s Net Income and (ii) compensation actually paid to our PEOs and average compensation actually paid to our non-PEO NEOs for the fiscal years 2021, 2022, 2023 and 2024.

	FY 2021	FY 2022	FY 2023	FY 2024
Net Income (in millions)	$834	$856	$936	$816
PEO Compensation Actually Paid - Zeitlin	$4,088,619	NA	NA	NA
PEO Compensation Actually Paid - Crevoiserat	$32,598,067	$8,274,188	$21,941,536	$16,312,370
Avg non-PEO NEO Compensation Actually Paid	$9,037,986	$2,782,806	$5,632,476	$4,968,207

Compensation Actually Paid vs. Company Selected Measure
Pay versus Performance Relationship
See the Compensation Discussion & Analysis for a description of how the HR Committee assesses the relationship between executive compensation and performance.
The chart below provides a comparison between (i) Tapestry’s Net Sales and (ii) compensation actually paid to our PEOs and average compensation actually paid to our non-PEO NEOs for the fiscal years 2021, 2022, 2023, and 2024.

	FY 2021	FY 2022	FY 2023	FY 2024
Net Sales (in millions)	$5,746	$6,685	$6,661	$6,671
PEO Compensation Actually Paid - Zeitlin	$4,088,619	NA	NA	N/A
PEO Compensation Actually Paid - Crevoiserat	$32,598,067	$8,274,188	$21,941,536	$16,312,370
Avg non-PEO NEO Compensation Actually Paid	$9,037,986	$2,782,806	$5,632,476	$4,968,207

Total Shareholder Return Vs Peer Group
Pay versus Performance Relationship
See the Compensation Discussion & Analysis for a description of how the HR Committee assesses the relationship between executive compensation and performance.
The chart below provides a comparison between (i) the TSR of Tapestry and of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index assuming a fixed $100 initial investment on June 27, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the fiscal years 2021, 2022, 2023, and 2024.
Because our TSR significantly outperformed the TSR of our industry index, and because LTI are the most significant element of pay for our PEO and our other NEOs, compensation actually paid is substantially higher than amounts reported in the Summary Compensation Table on a cumulative basis for fiscal years 2021, 2022, 2023, and 2024. While we are extremely pleased with our strong absolute and relative TSR performance over the last four years, we realize that there is no guarantee that our executives will actually realize the amounts reported below as compensation actually paid.

	FY 2020	FY 2021	FY 2022	FY 2023	FY 2024
Tapestry TSR	$100	$339.92	$252.06	$361.01	$374.51
S&P Composite 1500 Apparel, Accessories & Luxury Goods Index	$100	$200.09	$122.52	$115.41	101.22
PEO Compensation Actually Paid - Zeitlin		$4,088,619	NA	NA	NA
PEO Compensation Actually Paid - Crevoiserat		$32,598,067	$8,274,188	$21,941,536	$16,312,370
Avg non-PEO NEO Compensation Actually Paid		$9,037,986	$2,782,806	$5,632,476	$4,968,207

Tabular List, Table
Performance Measures
The following performance measures are the most important used by the Company to link executive compensation actually paid to the NEOs to company performance during fiscal year 2024.

Company-selected performance measures
Net Sales
Operating Income
Gross Margin
Return on Invested Capital
Relative Total Shareholder Return
Equity, Inclusion and Diversity

Total Shareholder Return Amount			$ 375	361	252	340
Peer Group Total Shareholder Return Amount			101	115	123	200
Net Income (Loss)			$ 816,000,000	$ 936,000,000	$ 856,000,000	$ 834,000,000
Company Selected Measure Amount			6,671,000,000	6,661,000,000	6,685,000,000	5,746,000,000
PEO Name	Jide Zeitlin	Joanne Crevoiserat	Joanne Crevoiserat	Joanne Crevoiserat	Joanne Crevoiserat
Measure:: 1
Pay vs Performance Disclosure
Name			Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name			Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name			Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name			Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Name			Equity, Inclusion and Diversity
Joanne Crevoiserat [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 15,430,213	$ 14,489,503	$ 13,739,426	$ 12,548,591
PEO Actually Paid Compensation Amount			16,312,370	$ 21,941,536	$ 8,274,188	32,598,067
Jide Zeitlin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						90,078
PEO Actually Paid Compensation Amount						$ 4,088,619
PEO | Joanne Crevoiserat [Member] | Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,323,117)
PEO | Joanne Crevoiserat [Member] | ASC Topic 718 Fair Value of Awards Granted During Applicable Year that Remain Unvested as of Applicable Year End, Determined as of Applicable Year End RSU Values Include Reinvested Dividend Equivalents [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,312,306
PEO | Joanne Crevoiserat [Member] | ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Joanne Crevoiserat [Member] | Awards Granted in Prior Years that were Outstanding and Unvested as of Applicable Year End, Determined Based on Change in ASC Topic 718 Fair Value from the Prior Year End to the Applicable Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,003,786)
PEO | Joanne Crevoiserat [Member] | Awards Granted in Prior Years that Vested During the Applicable Year, Determined Based on Change in ASC Topic 718 Fair Value from the Prior Year End to the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,103,246)
PEO | Joanne Crevoiserat [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,462,632)
Non-PEO NEO | ASC Topic 718 Fair Value of Awards Granted During Applicable Year that Remain Unvested as of Applicable Year End, Determined as of Applicable Year End RSU Values Include Reinvested Dividend Equivalents [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,642,222
Non-PEO NEO | ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Awards Granted in Prior Years that were Outstanding and Unvested as of Applicable Year End, Determined Based on Change in ASC Topic 718 Fair Value from the Prior Year End to the Applicable Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(151,847)
Non-PEO NEO | Awards Granted in Prior Years that Vested During the Applicable Year, Determined Based on Change in ASC Topic 718 Fair Value from the Prior Year End to the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(625,522)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0